Offerings	Jul. 03, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(s)	true
Security Type	Asset-Backed Securities
Security Class Title	Class A-1 Asset-Backed Notes, Series GMCAR 2025-3
Amount Registered | shares	233,000,000
Maximum Aggregate Offering Price	$ 233,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 35,672.30
Offering Note	The Proposed Maximum Offering Price Per Unit and the Maximum Offering Aggregate Price are estimated solely for the purposes of calculating the registration fee. Pursuant to Rules 456(c) and 457(s) of the General Rules and Regulations of the Securities Act of 1933, as amended, the Amount of Registration Fee related to the asset-backed notes offered hereby is paid herewith.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(s)	true
Security Type	Asset-Backed Securities
Security Class Title	Class A-2-A Asset Backed Notes and Class A-2-B Asset-Backed Notes, Series GMCAR 2025-3
Amount Registered | shares	435,830,000
Maximum Aggregate Offering Price	$ 435,830,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 66,725.57
Offering Note	See Offering Note 1
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(s)	true
Security Type	Asset-Backed Securities
Security Class Title	Class A-3 Asset-Backed Notes, Series GMCAR 2025-3
Amount Registered | shares	435,830,000
Maximum Aggregate Offering Price	$ 435,830,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 66,725.57
Offering Note	See Offering Note 1
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(s)	true
Security Type	Asset-Backed Securities
Security Class Title	Class A-4 Asset-Backed Notes, Series GMCAR 2025-3
Amount Registered | shares	75,410,000
Maximum Aggregate Offering Price	$ 75,410,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 11,545.27
Offering Note	See Offering Note 1
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(s)	true
Security Type	Asset-Backed Securities
Security Class Title	Class B Asset-Backed Notes, Series GMCAR 2025-3
Amount Registered | shares	20,060,000
Maximum Aggregate Offering Price	$ 20,060,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 3,071.19
Offering Note	See Offering Note 1
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(s)	true
Security Type	Asset-Backed Securities
Security Class Title	Class C Asset-Backed Notes, Series GMCAR 2025-3
Amount Registered | shares	18,800,000
Maximum Aggregate Offering Price	$ 18,800,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 2,878.28
Offering Note	See Offering Note 1